RIGHT-OF-USE ASSETS	12 Months Ended
May 31, 2025
Right-of-use Assets
RIGHT-OF-USE ASSETS

NOTE 8 － RIGHT-OF-USE ASSETS

Effective from January 1, 2020, the Company adopted the guidance of ASC 842, Leases, which requires an entity to recognize a right-of-use asset and a lease liability for virtually all leases. On February 25, 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing transactions. The Company determines whether an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys the right to control the use of an identified fixed asset explicitly or implicitly for a period of time in exchange for consideration. Control of an underlying asset is conveyed if we obtain the rights to direct the use of and to obtain substantially all of the economic benefit from the use of the underlying asset. Some of our leases include both lease and non-lease components which are accounted for as a single lease component as the Company has elected the practical expedient. Some of the operating lease agreements include variable lease costs, primarily taxes, insurance, common area maintenance or increases in rental costs related to inflation. Substantially all of our equipment leases and some of our real estate leases have terms of less than one year and, as such, are accounted for as short-term leases as we have elected the practical expedient.

	As of May 31,
	2025	2024
	$’000	$’000
At cost:
Leasehold land	1,424	1,358

	1,424	1,358
Less: accumulated depreciation	(383)	(302)

Right-of-use asset, net	1,041	1,056

Right-of-use assets under operating leasing arrangements classified under leasehold buildings as of May 31, 2025 and 2024 amounted to approximately $1.0 million and approximately $1.1 million, respectively.

Operating leases are included in the right-of-use lease assets, other current liabilities and long-term lease liabilities on the Consolidated Balance Sheet. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company adopts 2.0383% as the weighted average incremental borrowing rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 22 years.

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of May 31,
	2025	2024
	$’000	$’000

Assets
Operating lease, right-of-use asset, net	1,041	1,056

Total right-of-use asset	1,041	1,056

Liabilities
Current:
Operating lease liabilities	73	111

	73	111

Non-current:
Operating lease liabilities	1,041	1,064

	1,041	1,064

Total lease liabilities	1,114	1,175

As of May 31, 2025, right-of-use assets were approximately $1.0 million and lease liabilities were approximately $1.1 million.

As of May 31, 2024, right-of-use assets were approximately $1.1 million and lease liabilities were approximately $1.2 million.

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Operating lease cost:
Short-term lease expense (other than ASC 842)	266	802	789

Total lease expense	266	802	789

Components of Lease Expense

We recognize lease expense on a straight-line basis over the term of the operating leases, as reported within “general and administrative” expense on the accompanying consolidated statement of operations.

Future Contractual Lease Payments for the Financial Year Ended May 31, 2025

The table below summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next two financial years ending May 31:

Financial Years Ending May 31,	Operating lease amount
$’000

2026	74
2027	1,041
Less: interest	(1)

Present value of lease liabilities	1,114

Representing:
Current liabilities	73
Non-current liabilities	1,041

1,114